ORIX Corporation Shareholders' Equity	6 Months Ended
Sep. 30, 2024
Stockholders' Equity Note [Abstract]
ORIX Corporation Shareholders' Equity
14.	ORIX Corporation Shareholders’ Equity
Information about ORIX Corporation Shareholders’ Equity for the six months ended September 30, 2023 and 2024 are as follows:

(1)	Dividend payments

	Six months ended September 30, 2023	Six months ended September 30, 2024
Resolution	The board of directors on May 17, 2023	The board of directors on May 16, 2024
Type of shares	Common stock	Common stock
Total dividends paid	¥50,209 million	¥64,405 million
Dividend per share	¥42.80	¥55.80
Date of record for dividend	March 31, 2023	March 31, 2024
Effective date for dividend	June 5, 2023	June 4, 2024
Dividend resource	Retained earnings	Retained earnings
Total dividends paid by resolution of the board of directors on May 17, 2023, include ¥
120
million of dividends paid to the Board Incentive Plan Trust for the six months ended September 30, 2023. Total dividends paid by resolution of the board of directors on May 16, 2024, include ¥
152 million of dividends paid to the Board Incentive Plan Trust for the six months ended September 30, 2024.

(2)	Applicable dividends for which the date of record was in the six months ended September 30, 2023 and 2024, and for which the effective date was after September 30, 2023 and 2024

	Six months ended September 30, 2023	Six months ended September 30, 2024
Resolution	The board of directors on November 1, 2023	The board of directors on November 8, 2024
Type of shares	Common stock	Common stock
Total dividends paid	¥49,691 million	¥71,185 million
Dividend per share	¥42.80	¥62.17
Date of record for dividend	September 30, 2023	September 30, 2024
Effective date for dividend	December 7, 2023	December 9, 2024
Dividend resource	Retained earnings	Retained earnings
Total dividends to be paid by resolution of the board of directors on November 1, 2023, include ¥
120
million of dividends to be paid to the Board Incentive Plan Trust for the six months ended September 30, 2023. Total dividends to be paid by resolution of the board of directors on November 8, 2024, include ¥
220 million of dividends to be paid to the Board Incentive Plan Trust for the six months ended September 30, 2024.